Julie Collett

Senior Director and

Counsel

(212) 314-3017

(212) 314-3959

LAW DEPARTMENT

April 19, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to the Registration Statement on

Form N-6 for AXA Equitable Life Insurance Company (“Registration Statement”)

File Nos. 333-229236 and 811-04335

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account FP.

On January 14, 2019, we filed an initial Registration Statement relating to the new national version of the VUL OptimizerSM Series variable life insurance contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account FP.

The principal differences between the new version of the VUL OptimizerSM Series (“VUL OptimizerSM”) and the current version (“Incentive Life Optimizer® III”) are outlined below. Incentive Life Optimizer® III is covered by AXA Equitable’s Form N-6 Registration Statement File No. 333-207015 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, VUL OptimizerSM will replace Incentive Life Optimizer® III for new offers and sales.

The principal differences between VUL OptimizerSM and Incentive Life Optimizer® III are as follows:

•	Utilization of the 2017 Commissioner’s Standard Ordinary (CSO) tables instead of the 2001 CSO tables;

•	Changes to the cost of insurance charge;

•	Potential changes to the premium charge, surrender charge, administrative charge, mortality and expense risk charge (to be finalized prior to filing of subsequent post-effective amendment);

•	Replacement of Liquidity Rider with Cash Value Plus Rider;

•	Addition of investment expense reduction feature;

•	Changes to variable investment options offered; and

•	Potential changes to the customer loyalty credit (to be finalized prior to filing of subsequent post-effective amendment).

Exhibits, financial statements and other financial information is filed herewith.

We would like to have VUL OptimizerSM effective by May 1, 2019. Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Julie Collett
Julie Collett